UNITED STATES OF AMERICA
BEFORE THE
SECURITIES AND EXCHANGE COMMISSION
INVESTMENT COMPANY ACT OF 1940
Release No. 30350 / January 15, 2013
________________________________________________
In the Matter of :
:
Franklin Advisers, Inc. :
Franklin ETF Trust :
Franklin Templeton Distributors, Inc. :
:
One Franklin Parkway :
San Mateo, CA 94403-1906 :
:
(812-14042) :
________________________________________________:
ORDER UNDER SECTIONS 6(c), 12(d)(1)(J) AND 17(b) OF THE INVESTMENT COMPANY ACT OF 1940
Franklin Advisers, Inc., Franklin ETF Trust, and Franklin Templeton Distributors, Inc. filed an application on June 8, 2012, and amendments to the application on October 26, 2012, and
December 18, 2012, requesting an order under section 6(c) of the Investment Company Act of
1940 ("Act") for an exemption from sections 2(a)(32), 5(a)(1),
22(d) and 22(e) of the Act and
rule 22c-1 under the Act, under section 12(d)(1)(J) of the Act for an exemption from sections
12(d)(1)(A) and 12(d)(1)(B) of the Act, and under sections 6(c)
and 17(b) of the Act for an
exemption from sections 17(a)(1) and 17(a)(2) of the Act.
The order permits: (a) actively managed series of certain
open-end management investment
companies to issue shares ("Shares") redeemable in large aggregations only ("Creation Units");
(b) secondary market transactions in Shares to occur at
negotiated market prices; (c) certain
series to pay redemption proceeds, under certain circumstances, more than seven days after the
tender of Shares for redemption; (d) certain affiliated persons of the series to deposit securities
into, and receive securities from, the series in connection with the purchase and redemption of
Creation Units; and (e) certain registered management investment companies and unit
investment trusts outside of the same group of investment companies as the series to acquire
Shares.
On December 19, 2012, a notice of the filing of the application was issued (Investment Company
Act Release No. 30312). The notice gave interested persons an opportunity to request a hearing and stated that an order disposing of the application would be issued unless a hearing was
ordered. No request for a hearing has been filed, and the
Commission has not ordered a hearing.
2
The matter has been considered and it is found, on the basis of the information set forth in the application, as amended, that granting the requested exemptions is appropriate in and consistent
with the public interest and consistent with the protection of investors and the purposes fairly intended by the policy and provisions of the Act.
It is further found that the terms of the proposed transactions, including the consideration to be
paid or received, are reasonable and fair and do not involve overreaching on the part of any
person concerned, and that the proposed transactions are consistent with the policy of each registered investment company concerned and with the general purposes of the Act.
Accordingly, in the matter of Franklin Advisers, Inc., et al.
(File No. 812-14042),
IT IS ORDERED, under section 6(c) of the Act, that the requested exemption from sections
2(a)(32), 5(a)(1), 22(d) and 22(e) of the Act and rule 22c-1 under the Act is granted, effective
immediately, subject to the conditions contained in the application, as amended.
IT IS FURTHER ORDERED, under section 12(d)(1)(J) of the Act, that the requested exemption
from sections 12(d)(1)(A) and 12(d)(1)(B) of the Act is granted, effective immediately, subject
to the conditions contained in the application, as amended.
IT IS FURTHER ORDERED, under sections 6(c) and 17(b) of the Act, that the requested
exemption from sections 17(a)(1) and 17(a)(2) of the Act is granted, effective immediately,
subject to the conditions contained in the application, as amended. For the Commission, by the Division of Investment Management, under delegated authority.
Kevin M. O'Neill
Deputy Secretary